Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
In connection with the TPH Business Combination, the Company recorded goodwill in the amount of $34.4 million. Goodwill represents the Advisory business’ portion of goodwill which is based on the relative fair value of the TPH Advisory business as of the date of the TPH Business Combination. Goodwill is primarily attributable to the in-place workforce, which allowed the Company to continue serving its existing client base, begin marketing to potential clients and avoid significant costs reproducing the workforce. No goodwill is expected to be deductible for tax purposes. Based on the Company’s quantitative assessment for impairment, no goodwill impairment was recorded during the years ended December 31, 2020, 2019, and 2018.
Intangible Assets
Intangible assets related to the TPH Business Combination were recognized at their estimated fair values in accordance with ASC 350. The Company determined the fair value of the intangible assets based on the related projected future revenues as of the date of the TPH Business Combination. The determination of fair value involved the use of significant judgment and estimation. Below is the detail of the intangible assets acquired:

	December 31, 2020
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(19,355)	$28,045
Trade names and trademarks	18,400	(7,513)	10,887
Total	$65,800	$(26,868)	$38,932

	December 31, 2019
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(14,615)	$32,785
Trade names and trademarks	18,400	(5,673)	12,727
Total	$65,800	$(20,288)	$45,512
The intangible assets are amortized over an average useful life of 10 years. For each of the years ended December 31, 2020, 2019, and 2018, intangible amortization expense was $6.6 million, which is included in Depreciation and amortization in the Consolidated Statements of Operations and Comprehensive Loss. Amortization of intangible assets held at December 31, 2020 is expected to be $6.6 million for each of the years ending December 31, 2021, 2022, 2023, 2024, and 2025. These intangible assets will be fully amortized by November 30, 2026.
Intangible Assets	Intangible Assets
The intangible assets were recognized at their estimated fair values, which was based on certain projected future revenues and involved the use of significant judgment. Below is the detail of the intangible assets acquired:

	September 30, 2021
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(22,910)	$24,490
Trade names and trademarks	18,400	(8,893)	9,507
Total	$65,800	$(31,803)	$33,997

	December 31, 2020
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(19,355)	$28,045
Trade names and trademarks	18,400	(7,513)	10,887
Total	$65,800	$(26,868)	$38,932
The intangible assets are amortized over an average useful life of 10 years. Intangible amortization expense was $1.6 million and $4.9 million for the three and nine months ended September 30, 2021, respectively, and $1.6 million and $4.9 million for the three and nine months ended September 30, 2020, respectively, which is included in Depreciation and amortization in the Condensed Consolidated Statements of Operations. Amortization of intangible assets held at September 30, 2021 is expected to be $6.6 million for each of the years ending December 31, 2021, 2022, 2023, 2024, and 2025. These intangible assets will be fully amortized by November 30, 2026.